Schedule I - Condensed Financial Information - Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Assets
Total Assets	$ 1,164,568	$ 1,113,799	$ 1,185,419
Liabilities and Equity
Total Liabilities	907,322	957,522
Equity:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 62,458,367 and 62,453,437 shares issued and outstanding, respectively	626	626
Treasury stock, held at cost, 260,900 and 260,900 shares, respectively	(2,580)	(2,580)
Additional paid-in capital	398,292	352,505
Accumulated deficit	(113,142)	(173,241)
Accumulated other comprehensive loss	(25,950)	(21,033)
Total Equity	257,246	156,277	$ 176,469	$ 510,378
Total Liabilities and Equity	1,164,568	1,113,799
Atkore International Group Inc.
Assets
Investment in subsidiary	257,246	156,277
Total Assets	257,246	156,277
Liabilities and Equity
Total Liabilities	0	0
Equity:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 62,458,367 and 62,453,437 shares issued and outstanding, respectively	626	626
Treasury stock, held at cost, 260,900 and 260,900 shares, respectively	(2,580)	(2,580)
Additional paid-in capital	398,292	352,505
Accumulated deficit	(113,142)	(173,241)
Accumulated other comprehensive loss	(25,950)	(21,033)
Total Equity	257,246	156,277
Total Liabilities and Equity	$ 257,246	$ 156,277